Net Income Per Share Attributable to HomeAway, Inc. - Computation of Basic and Diluted Net Income Per Share of Common Stock (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator
Net income attributable to HomeAway, Inc.	$ 10,417	$ 162	$ 4,912	$ 3,867	$ 4,443	$ (1,557)	$ 8,478	$ 5,470	$ 5,295	$ 5,942	$ 13,222	$ 13,384	$ 17,686	$ 14,961
Denominator
Weighted average common shares outstanding - basic	95,716	94,378	94,106	93,671	92,699	87,111	85,452	84,920	83,940	95,162	93,507	93,727	85,378	82,382
Dilutive effect of stock options, warrants and restricted stock units	1,972		2,283							2,227	2,851	2,754	2,881	2,560
Weighted average common shares outstanding - diluted	97,688	96,600	96,389	96,011	96,295	90,144	88,215	87,647	86,492	97,389	96,358	96,481	88,259	84,942
Net income per share attributable to HomeAway, Inc.
Basic	$ 0.11		$ 0.05							$ 0.06	$ 0.14	$ 0.14	$ 0.21	$ 0.18
Diluted	$ 0.11		$ 0.05							$ 0.06	$ 0.14	$ 0.14	$ 0.20	$ 0.18